COMMITMENTS AND CONTINGENCIES - PURCHASE OBLIGATIONS (Details) $ in Millions	Jun. 30, 2018 USD ($)
Unrecorded Unconditional Purchase Obligation, Rolling Maturity [Abstract]
Unrecorded Unconditional Purchase Obligation, Due in Next Twelve Months	$ 778
Unrecorded Unconditional Purchase Obligation, Due within Two Years	111
Unrecorded Unconditional Purchase Obligation, Due within Three Years	56
Unrecorded Unconditional Purchase Obligation, Due within Four Years	34
Unrecorded Unconditional Purchase Obligation, Due within Five Years	13
Unrecorded Unconditional Purchase Obligation, Due after Five Years	$ 137